9. Stockholders' Equity (Details - Options) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Options outstanding, beginning balance	100,000	100,000
Options Granted		0	100,000
Options Exercised	(100,000)	0	0
Options Forfeited		0	0
Options outstanding, ending balance	0	100,000	100,000
Exercisable, ending balance		100,000
Range of Exercise Price Per Share
Outstanding, beginning balance	$ 0.75	$ 0.75	$ 0.00
Granted		0.00	0.75
Exercised		0.00	0.00
Forfeited		0.00	0.00
Outstanding, ending balance		0.75	$ 0.75
Exercisable, ending balance	$ .75	$ 0.75